Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Payables And Accruals [Abstract]
Deferred revenue	¥ 17,876		¥ 9,159
Product warranty	8,431		4,870	¥ 4,275	¥ 843
Accrued payroll and welfare	30,207		17,937
Accrued expenses	3,943		1,386
Accrued professional fee	13,268
Other tax payable	6,569		8,899
Other current liabilities	13,504		5,372
Total	¥ 93,798	$ 14,416	¥ 47,623